Sales Revenues - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement [Line Items]
Financial service revenues	¥ 2,306,079	¥ 2,137,195	¥ 2,172,854
Contract with customer liability reclassified to revenue	444,781	370,278
Insurance revenues [Member]
Statement [Line Items]
Unsatisfied performance obligations	295,648	237,805
Insurance revenues [Member] | Not later than one year [Member]
Statement [Line Items]
Unsatisfied performance obligations	82,215	67,537
Insurance revenues [Member] | Later than one year [member]
Statement [Line Items]
Unsatisfied performance obligations	213,432	170,268
Contracts with the customers [Member]
Statement [Line Items]
Financial service revenues	¥ 138,718	125,748	¥ 127,113
Bottom of range [Member] | Insurance revenues [Member]
Statement [Line Items]
Contract period	3 months
Bottom of range [Member] | Maintenance revenues [Member]
Statement [Line Items]
Contract period	18 months
Top of range [Member] | Insurance revenues [Member]
Statement [Line Items]
Contract period	120 months
Top of range [Member] | Maintenance revenues [Member]
Statement [Line Items]
Contract period	84 months
Performance obligations related to contracts [Member]
Statement [Line Items]
Unsatisfied performance obligations	¥ 796,769	¥ 618,668